Acquisitions and Divestitures Asset Acquisition - Penn National (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Purchase price	$ 1.2
Penn National Gaming, Inc. [Domain]
Business Acquisition [Line Items]
Business Combination, Transferred	575.0
Purchase price	$ 58.0